Convertible Promissory Notes and Warrants (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of convertible notes
Convertible Notes, Net of Debt Discount
Balance, December 31, 2021	$26,065
Convertible notes issued - new securities	5,815,138
Issuance costs	(415,717)
Debt discount	(5,399,421)
Debt accretion	816,881
Balance, June 30, 2022	$842,946

	December 31, 2021	December 31, 2020
Convertible notes issued - original securities	$1,174,945	$-
Issuance costs	(105,745)	-
Debt discount	(964,153)	-
Debt accretion	90,611	-
Extinguishment of debt in connection with December 2021 Exchange Agreements	(195,658)	-
Convertible notes issued - new securities, outstanding at December 31, 2021	7,456,039	-
Issuance costs	(671,044)
Debt discount	(6,784,995)	-
Debt accretion	26,065	-
Convertible notes, net of debt discount	$26,065	$-

Schedule of convertible notes, net of debt discount outstanding
	June 30, 2022	December 31, 2021
Convertible notes - total principal	$13,271,177	$7,482,104
Unamortized issuance costs and discount	(12,428,231)	(7,456,039)
Convertible notes, net of debt discount	$842,946	$26,065